Maturity of Assets and Liabilities - Schedule of Maturity of Financial Assets and Liabilities Other (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Allowance for loan losses	$ 10	$ 239
Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	747,617	545,199	$ 484,707
Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	220,791	256,417
Loans and receivables from customers, net [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	747,617	545,119
Loans and receivables from customers, net [member] | Mortgage [member]
Disclosure of financial assets [line items]
Allowance for loan losses	73,465	78,501
Loans and receivables from customers, net [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	$ 220,791	$ 256,417